SHORT-TERM AND LONG-TERM BORROWINGS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short-term and long-term borrowings
weighted average interest rates of short-term borrowings	5.30%	6.20%
weighted average interest rates of long-term borrowings		7.30%
Long-term Debt	¥ 0
Borrowings	372,500	¥ 169,100
Time deposit
Short-term and long-term borrowings
Collateral amount	340,000	4,100
Financing receivables
Short-term and long-term borrowings
Collateral amount	¥ 7,500	¥ 75,800